Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease Expenses for Short-term Leases	The Group incurred lease expenses for short-term leases as follows:
	Year ended December 31,
	2022	2021	2020
	$’000	$’000	$’000
Lease expenses for short-term leases	101	76	5